Annual Operating Expenses {- Franklin Growth Allocation Fund} - Franklin Fund Allocator Series FAS-25 - Franklin Growth Allocation Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.26%	[1]
Total annual Fund operating expenses	0.94%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.94%	[1],[2]
Class C
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%
Acquired fund fees and expenses	0.26%	[1]
Total annual Fund operating expenses	1.69%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.69%	[1],[2]
Class R
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.18%
Acquired fund fees and expenses	0.26%	[1]
Total annual Fund operating expenses	1.19%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.19%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Acquired fund fees and expenses	0.26%	[1]
Total annual Fund operating expenses	0.62%	[1]
Fee waiver and/or expense reimbursement	(0.06%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.56%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Acquired fund fees and expenses	0.26%	[1]
Total annual Fund operating expenses	0.69%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.69%	[1],[2]

[1]

1. Acquired fund fees and expenses were restated to reflect the Fund's current acquired fund fees and expenses based on its current investment philosophy. If such expenses were not restated, they would have been 0.40%. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b 1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.45% until April 30, 2021. In addition, the transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until April 30, 2021. During this term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the Board of Trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. This contractual fee waiver agreement may not be changed or terminated during the time period set forth above.